SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of significant accounting policies [Abstract]
Schedule of Depreciation Rates
%
Computers and communications equipment	20-33
Office furniture and equipment	6-15
Laboratory equipment	15-20

Schedule of Useful Life of Right of Use Assets
Years
Property	11
Motor vehicles	3